Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ (3,959)	$ (12)	$ (29)
State	380	1,173	665
Local	(627)	739	557
Total current	(4,206)	1,900	1,193
Deferred:
Federal	(104,400)	12,748	(68,069)
State	(186)	(1,458)	(2,683)
Local	(7,977)	(89)	21
Total deferred	(112,563)	11,201	(70,731)
Income tax (benefit) expense	$ (116,769)	$ 13,101	$ (69,538)